Intangible Assets - Disclosure of accumulated amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Balance at beginning of period	$ 987
Balance at end of period	831	$ 987
Licenses
Intangible Assets
Balance at beginning of period	987
Balance at end of period	831	987
Accumulated amortization | Licenses
Intangible Assets
Balance at beginning of period	(3)	(1)
Amortization	(1)	(2)
Deconsolidation of subsidiaries	4
Balance at end of period	$ 0	$ (3)